SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Schedule of interest income - servicer advances

Interest income recognized by New Residential related to its investment in Servicer Advances for the year ended December 31, 2013 was comprised of the following:

Interest income, gross of amounts attributable to servicer compensation	$6,708
Amounts attributable to servicer compensation	(2,287)

Interest income	$4,421

Schedule of accretion of discount and other amortization

As reflected on the consolidated statements of cash flows, this item is comprised of the following:

	Year Ended December 31,
	2013	2012
Accretion of net discount on securities and loans	$14,676	$5,339
Amortization of deferred financing costs	(768)	—

	$13,908	$5,339

Schedule of other income	This item is comprised of the following:

	Year Ended December 31,
	2013	2012
Other income
Gain (loss) on non-hedge derivative instruments	$1,820	$—
Other income (loss)	—	8,400

	$1,820	$8,400

Schedule of other assets and other liabilities

Other assets and liabilities are comprised of the following:

	Other Assets			Other Liabilities
	December 31,			December 31,
	2013	2012		2013	2012
Margin receivable (A)	$40,132	$—	Interest payable	$4,010	$55
Interest and other receivables	7,548	84	Accounts payable	2,829	348
Deferred financing costs (B)	5,541	—	Other	18	59

Accumulated amortization	(768)	—		$6,857	$462

Other	689	—

	$53,142	$84

(A)	Margin receivable represents amounts due to New Residential from counterparties resulting from changes in the counterparties’ estimated value of the underlying collateral of New Residential’s financed investments resulting from market fluctuations and principal paydowns. Brief periods of time may lapse between the time New Residential pays, or receives, margin from one counterparty relative to other counterparties.
(B)	Deferred financing costs consist primarily of costs incurred in obtaining financing, which are amortized into interest expense over the term of the financing generally using the effective interest method.